Debt (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2011	Sep. 30, 2011 Senior Secured Term Loan Credit Facility [Member]	Dec. 31, 2011 Senior Secured Term Loan Credit Facility [Member]	Jul. 31, 2011 150 Million Revolving Credit Facility [Member]	Nov. 30, 2011 800 Million Revolving Credit Facility [Member]	Dec. 31, 2011 1.2 Billion Revolving Credit Facility [Member]	Aug. 31, 2011 364 Day Revolving Credit Facility [Member] Day	Aug. 31, 2011 Previous Credit Facilities [Member]	Aug. 31, 2011 New Credit Facilities [Member]	Aug. 31, 2011 Five-Year Revolving Credit Facility [Member] Year	Feb. 29, 2012 Scenario, Forecast [Member]	Jul. 12, 2011 SunCoke Energy, Inc. [Member]	Dec. 31, 2011 SunCoke Energy, Inc. [Member] Senior Secured Term Loan Credit Facility [Member]	Jul. 31, 2011 SunCoke Energy, Inc. [Member] Senior Secured Term Loan Credit Facility [Member]	Dec. 31, 2011 SunCoke Energy, Inc. [Member] LIBOR Plus 3.00 Percent [Member] Senior Secured Term Loan Credit Facility [Member]	Jul. 31, 2011 Sunoco Receivables Corporation, Inc. [Member]	Jul. 31, 2011 4.65% Notes Due In 2022 [Member]	Dec. 31, 2011 4.65% Notes Due In 2022 [Member]	Jul. 31, 2011 6.10% Notes Due In 2042 [Member]	Dec. 31, 2011 6.10% Notes Due In 2042 [Member]	Dec. 31, 2011 7.625% Notes Due In 2019 [Member]	Jul. 31, 2011 7.625% Notes Due In 2019 [Member] SunCoke Energy, Inc. [Member]	Jan. 31, 2012 Floating Rate Notes [Member] Scenario, Forecast [Member]	Dec. 31, 2011 Secure Credit Facility [Member]	Nov. 30, 2011 Secure Credit Facility [Member] Sunoco Logistics Partners L.P. [Member]	Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2011 Collateral [Member]	Dec. 31, 2011 Floating-Rate Notes Due In 2034 [Member]	Dec. 31, 2011 Eligible Accounts Receivable [Member]
Debt Instrument [Line Items]
Long-term debt issued					$ 600
Debt instrument, issued																		300			300		300			400
Debt instrument, maturity year																					2022		2042			2019
Debt instrument, interest rate																					4.65%	4.65%	6.10%	6.10%	7.625%	7.625%
Debt instrument maturity																		2018				2022		2042	2019
Maximum borrowing capacity								75.0	800.0	1,200.0	200.0			350.0																125.0
Line of Credit Facility, Increase, Additional Borrowings																	30
Long term debt description quarterly installment rate																	0.25
Lowest margin percentage on variable rate							1.00%										1.00%
Margin percentage on variable rate																			3.00%
Amount of intercompany debt repaid						575
Repayments of Debt															400	87											103
Floating-rate notes, repayment date	January 2012
Interest expense															15
Syndicate number of participating banks									17
Credit facility expiration date									November 2012
Line of credit facility, collateral, common units																													3.25
Accounts receivable to support facility																												2,200					310
Line of credit facility, required liquidity		400
Line of credit facility, required ratio																															Collateral equal to at least 110 percent of borrowings outstanding under the Secured Facility.
Letters of credit		110																										64
Debt instrument, issued																																103
Debt instrument, maturity year																																2034
Debt instrument, interest rate																																0.0012
Term of credit facility											364			5
Letter of credit, maximum issuance																				250
Line of credit facilities, aggregate maximum borrowing capacity												458	550
Cash payments for interest related to debt		$ 132	$ 134	$ 91